Exhibit 1

Caesars Palace Las Vegas Trust 2017-VICI

Commercial Mortgage Pass-Through Certificates, Series 2017-VICI

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Morgan Stanley Bank, N.A.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Barclays Bank PLC

Barclays Capital Inc.

26 October 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Morgan Stanley Bank, N.A. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Re:	Caesars Palace Las Vegas Trust 2017-VICI Commercial Mortgage Pass-Through Certificates, Series 2017-VICI (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Caesars Palace Las Vegas Trust 2017-VICI securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 October 2017

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in Caesars Palace Las Vegas Trust 2017-VICI (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of a componentized promissory note issued by CPLV Property Owner LLC (the “Borrower”), a Delaware limited liability company, evidencing a fixed-rate loan with an original and outstanding principal balance of $1,550,000,000 (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first deed of trust lien on the Borrower’s fee simple and leasehold interests in Caesars Palace Las Vegas, a full service, integrated luxury hotel and casino located in Las Vegas, Nevada (the “Property”) and
d.	The Mortgage Loan has three related fixed rate mezzanine loans (the “Mezzanine A Loan,” “Mezzanine B Loan” and “Mezzanine C Loan,” respectively) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Depositor instructed us not to include the Mezzanine C Loan in any references and recalculations related to the Total Debt associated with the Mortgage Loan (as defined herein) that are described in this report. For the purpose of the procedures described in this report, the Mezzanine A Loan and Mezzanine B Loan are hereinafter collectively referred to as the “Mezzanine Loans.”

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of 10 November 2017 (the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 1 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of the Cut-off Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Mortgage Loan Term

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 2 of 9

7.	For the Mortgage Loan and Mezzanine Loans, the loan agreement and mezzanine loan agreements Source Documents, as applicable, indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “NAP” for the:
i.	Mortgage Loan Amortization Term and
ii.	Remaining Mortgage Loan Amortization Term

characteristics on the Final Data File,

b.	Use the “Mortgage Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File,
c.	Use the “Original Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Cut-off Date (the “Cut-Off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”),
d.	Use the “Original Mezzanine Loan A Balance” of the Mezzanine A Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine A Loan as of the Cut-off Date (the “Cut-Off Date Mezzanine Loan A Balance”) and
ii.	Principal balance of the Mezzanine A Loan as of the “Maturity Date” of the Mezzanine A Loan (the “Mezzanine Loan A Maturity Balance”) and
e.	Use the “Original Mezzanine Loan B Balance” of the Mezzanine B Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine B Loan as of the Cut-off Date (the “Cut-Off Date Mezzanine Loan B Balance”) and
ii.	Principal balance of the Mezzanine B Loan as of the “Maturity Date” of the Mezzanine B Loan (the “Mezzanine Loan B Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan A Balance,
c.	Original Mezzanine Loan B Balance,
d.	Cut-Off Date Mortgage Loan Balance,
e.	Cut-Off Date Mezzanine Loan A Balance,
f.	Cut-Off Date Mezzanine Loan B Balance,
g.	Mortgage Loan Maturity Balance,
h.	Mezzanine Loan A Maturity Balance and
i.	Mezzanine Loan B Maturity Balance

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-Off Date Total Debt Balance and
iii.	Total Debt Maturity Balance

of the Total Debt associated with the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan A Balance,
c.	Original Mezzanine Loan B Balance,
d.	Mortgage Loan Interest Rate,
e.	Mezzanine Loan A Interest Rate and
f.	Mezzanine Loan B Interest Rate

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

10.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate,
c.	Original Mezzanine Loan A Balance,
d.	Mezzanine Loan A Interest Rate,
e.	Original Mezzanine Loan B Balance,
f.	Mezzanine Loan B Interest Rate,
g.	Original Total Debt Balance,
h.	Total Debt Interest Rate and
i.	Accrual Basis

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Annual Debt Service,
iii.	Mezzanine Loan A Monthly Debt Service,
iv.	Mezzanine Loan A Annual Debt Service,
v.	Mezzanine Loan B Monthly Debt Service,
vi.	Mezzanine Loan B Annual Debt Service,
vii.	Total Debt Monthly Debt Service and
viii.	Annual Total Debt Debt Service

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan A Monthly Debt Service” of the Mezzanine A Loan as 1/12th of the product of:

a.	The “Original Mezzanine Loan A Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan A Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 9

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan A Annual Debt Service” of the Mezzanine A Loan as the product of:

a.	The “Original Mezzanine Loan A Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan A Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan B Monthly Debt Service” of the Mezzanine B Loan as 1/12th of the product of:

a.	The “Original Mezzanine Loan B Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan B Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan B Annual Debt Service” of the Mezzanine B Loan as the product of:

a.	The “Original Mezzanine Loan B Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan B Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Monthly Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Original Total Debt Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Original Total Debt Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 9

11.	Using the:
a.	Cut-Off Date Mortgage Loan Balance,
b.	Mortgage Loan Maturity Balance,
c.	Mortgage Loan Annual Debt Service,
d.	Master Lease Rent,
e.	TTM NOI,
f.	TTM NCF,
g.	Underwritten NOI,
h.	Underwritten Net Cash Flow,
i.	Appraised Value and
j.	Adjusted Total Rooms

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan UW NOI DSCR,
iii.	Mortgage Loan TTM NCF DSCR,
iv.	Mortgage Loan UW NCF DSCR,
v.	Mortgage Loan PropCo NCF DSCR,
vi.	Mortgage Loan TTM NOI DY,
vii.	Mortgage Loan UW NOI DY,
viii.	Mortgage Loan TTM NCF DY,
ix.	Mortgage Loan UW NCF DY,
x.	Mortgage Loan PropCo NOI DY,
xi.	Mortgage Loan Cut-Off Date LTV,
xii.	Mortgage Loan Maturity Date LTV and
xiii.	Cut-Off Date Mortgage Loan Balance per Room

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics described in i. through v. above to two decimal places and
b.	Round the characteristics described in vi. through xii. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 9

12.	Using the:
a.	Cut-Off Date Total Debt Balance,
b.	Total Debt Maturity Debt Balance,
c.	Annual Total Debt Debt Service,
d.	Master Lease Rent,
e.	TTM NOI,
f.	TTM NCF,
g.	Underwritten NOI,
h.	Underwritten Net Cash Flow,
i.	Appraised Value and
j.	Adjusted Total Rooms

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt TTM NOI DSCR,
ii.	Total Debt TTM NCF DSCR,
iii.	Total Debt UW NOI DSCR,
iv.	Total Debt UW NCF DSCR,
v.	Total Debt PropCo NCF DSCR,
vi.	Total Debt TTM NOI DY,
vii.	Total Debt TTM NCF DY,
viii.	Total Debt UW NOI DY,
ix.	Total Debt UW NCF DY,
x.	Total Debt PropCo NOI DY,
xi.	Total Debt Cut-Off Date LTV,
xii.	Total Debt Maturity Date LTV and
xiii.	Cut-Off Date Total Debt Balance Per Room

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics described in i. through v. above to two decimal places and
b.	Round the characteristics described in vi. through xii. above to the nearest 1/10th of one percent.

13.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

14.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor and
d.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Admin. Fee

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	6 October 2017

Promissory Notes	6 October 2017

Mezzanine A Loan Agreement (see Note 1)	6 October 2017

Mezzanine B Loan Agreement (see Note 1)	6 October 2017

Mezzanine C Loan Agreement	6 October 2017

Cash Management Agreement	6 October 2017

Settlement Statement	6 October 2017

Guaranty Agreement	6 October 2017

Master Lease	6 October 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	27 September 2017

Engineering Report	14 September 2017

Environmental Phase I Report	March 2017

Underwriter’s Summary Report	25 September 2017

Draft Ground Lease Estoppel (see Note 2)	Not Dated

Ground Lease Estoppel	6 October 2017

Ground Lease Amendments	Various

PACE Reports	Various

Property Management Agreement	6 October 2017

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policy	4 October 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Note:

1.	The mezzanine A loan agreement and mezzanine B loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

2.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft ground lease estoppel Source Document as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report
Property Sub-Type (see Note 2)	Appraisal Report
Year Opened	Appraisal Report
Year Renovated	Appraisal Report
Total Rooms	Appraisal Report
Adjusted Total Rooms	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document

Appraised Value	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Type	Appraisal Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 3)

Characteristic	Source Document

TTM Date	Underwriter’s Summary Report
2011 Available Room Nights	Underwriter’s Summary Report
2012 Available Room Nights	Underwriter’s Summary Report
2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
2016 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2011 Average Daily Room Rate	Underwriter’s Summary Report
2012 Average Daily Room Rate	Underwriter’s Summary Report
2013 Average Daily Room Rate	Underwriter’s Summary Report
2014 Average Daily Room Rate	Underwriter’s Summary Report
2015 Average Daily Room Rate	Underwriter’s Summary Report
2016 Average Daily Room Rate	Underwriter’s Summary Report
TTM Average Daily Room Rate	Underwriter’s Summary Report
2011 RevPAR	Underwriter’s Summary Report
2012 RevPAR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
TTM RevPAR	Underwriter’s Summary Report
2011 Revenue	Underwriter’s Summary Report
2012 Revenue	Underwriter’s Summary Report
2013 Revenue	Underwriter’s Summary Report
2014 Revenue	Underwriter’s Summary Report
2015 Revenue	Underwriter’s Summary Report
2016 Revenue	Underwriter’s Summary Report
TTM Revenue	Underwriter’s Summary Report
2011 Room Revenue	Underwriter’s Summary Report
2012 Room Revenue	Underwriter’s Summary Report
2013 Room Revenue	Underwriter’s Summary Report
2014 Room Revenue	Underwriter’s Summary Report
2015 Room Revenue	Underwriter’s Summary Report
2016 Room Revenue	Underwriter’s Summary Report
TTM Room Revenue	Underwriter’s Summary Report
2011 Promotions	Underwriter’s Summary Report
2012 Promotions	Underwriter’s Summary Report
2013 Promotions	Underwriter’s Summary Report
2014 Promotions	Underwriter’s Summary Report
2015 Promotions	Underwriter’s Summary Report
2016 Promotions	Underwriter’s Summary Report
TTM Promotions	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2011 Net Departmental Revenue	Underwriter’s Summary Report
2012 Net Departmental Revenue	Underwriter’s Summary Report
2013 Net Departmental Revenue	Underwriter’s Summary Report
2014 Net Departmental Revenue	Underwriter’s Summary Report
2015 Net Departmental Revenue	Underwriter’s Summary Report
2016 Net Departmental Revenue	Underwriter’s Summary Report
TTM New Departmental Revenue	Underwriter’s Summary Report
2011 Total Expenses	Underwriter’s Summary Report
2012 Total Expenses	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
TTM Total Expenses	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
2011 CapEx	Underwriter’s Summary Report
2012 CapEx	Underwriter’s Summary Report
2013 CapEx	Underwriter’s Summary Report
2014 CapEx	Underwriter’s Summary Report
2015 CapEx	Underwriter’s Summary Report
2016 CapEx	Underwriter’s Summary Report
TTM CapEx	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Promotions	Underwriter’s Summary Report
Underwritten Net Departmental Revenue	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten NOI	Underwriter’s Summary Report
Underwritten CapEx	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Replacement Reserves	Loan Agreement
Upfront Ground Lease Escrow	Settlement Statement
Monthly Ground Lease Escrow	Loan Agreement
Terms/Description of Springing Ground Lease Reserves	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Sponsor	Loan Agreement
Note Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Original Mortgage Loan Balance	Loan Agreement
Original Mezzanine Loan A Balance	Mezzanine A Loan Agreement
Original Mezzanine Loan B Balance	Mezzanine B Loan Agreement
Payment Day of Month (and Business Day Convention) (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
First Payment Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Maturity Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Payment Grace Period Event of Default (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Payment Grace Period Event of Late Fee (see Note 4)	Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Rate Type (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Amortization Type (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Accrual Basis (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period Start (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period End (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Mortgage Loan Interest Rate	Loan Agreement
Mezzanine Loan A Interest Rate	Mezzanine A Loan Agreement
Mezzanine Loan B Interest Rate	Mezzanine B Loan Agreement
Prepayment String (see Note 4)	Loan Agreement and Mezzanine Loan Agreements
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox In-Place (Y/N)	Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 5)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement
Additional Debt Permitted	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Ground Lease? (Y/N)	Pro Forma Title Policy
Ground Lease Expiration Date	Draft Ground Lease Estoppel and Ground Lease Amendments
Ground Lease Extension Terms	Draft Ground Lease Estoppel and Ground Lease Amendments
Annual Ground Lease Payment	Draft Ground Lease Estoppel and Ground Lease Amendments
Ground Lease Escalation Terms	Draft Ground Lease Estoppel and Ground Lease Amendments
Master Lease Rent	Master Lease

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

Exhibit 2 to Attachment A

Notes: (continued)

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type and related property sub-type, both as shown in the appraisal report Source Document, that accounts for the majority of the Property’s square footage, as shown in the appraisal report Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of $1 or less.

4.	For the purpose of comparing the:
a.	Note Date,
b.	Payment Day of Month (and Business Day Convention),
c.	First Payment Date,
d.	Maturity Date,
e.	Payment Grace Period Event of Default,
f.	Payment Grace Period Event of Late Fee,
g.	Rate Type,
h.	Amortization Type,
i.	Accrual Basis,
j.	Interest Accrual Period Start
k.	Interest Accrual Period End and
l.	Prepayment String

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Documents.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account and require the Borrower to deliver notices to each of the credit card companies or credit card clearing banks with which Borrower or the property manager have entered into merchant’s agreements to deliver all receipts payable with respect to the Property directly to the applicable lockbox account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Phase I Date
Phase II Date
Seismic Report Date
Seismic PML %
Flag
Partial Collateral Release (Y/N)
Partial Collateral Release Description
Loan Purpose
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee
Operating Advisor

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.